Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Derivative Instruments [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
	December 31, 2011			December 31, 2010
	Notional	Carrying Value/Fair Value		Notional	Carrying Value/Fair Value
	Amount	Assets	Liabilities	Amount	Assets	Liabilities
Derivatives not designated as
hedging instruments:
Interest rate swaps(1)	$2,748,317	$184,842	$18,702	$2,302,853	$20,042	$17,132
Financial futures(1)	277,814	--	--	210,295	--	--
Foreign currency forwards(1)	24,400	4,560	--	39,700	5,924	--
Consumer Price index (“CPI”) swaps(1)	101,069	766	--	120,340	1,491	--
Credit default swaps(1)	649,500	1,313	10,949	392,500	2,429	131
Equity options(1)	510,073	90,106	--	33,041	5,043	--
Embedded derivatives in:
Modified coinsurance or funds
withheld arrangements(2)	--	--	361,456	--	--	274,220
Indexed annuity products(3)	--	4,945	751,523	--	75,431	668,951
Variable annuity products(3)	--	--	276,718	--	--	52,534
Total non-hedging derivatives	4,311,173	286,532	1,419,348	3,098,729	110,360	1,012,968

Derivatives designated as
hedging instruments:
Interest rate swaps(1)	56,250	133	960	21,783	--	1,718
Foreign currency swaps(1)	621,578	286	23,996	615,323	--	45,749
Total hedging derivatives	677,828	419	24,956	637,106	--	47,467
Total derivatives	$4,989,001	$286,951	$1,444,304	$3,735,835	$110,360	$1,060,435

(1)	Carried on the Company’s consolidated balance sheets in other invested assets or other liabilities, at fair value.
(2)	Embedded liability is included on the consolidated balance sheets with the host contract in funds withheld at interest, at fair value.
(3)	Embedded liability is included on the consolidated balance sheets with the host contract in interest-sensitive contract liabilities, at fair value. Embedded asset is included on the consolidated balance sheets in reinsurance ceded receivables.

Net Derivatives Gains Losses Recognized On Fair Value Derivatives And Related Hedged Items [Table Text Block]
Type of Fair Value Hedge	Hedged Item	Gains (Losses) Recognized for Derivatives	Gains (Losses) Recognized for Hedged Items	Ineffectiveness Recognized in Investment Related Gains (Losses)

For the year ended December 31, 2011:
Interest rate swaps	Fixed rate fixed maturities	$(785)	$1,402	$617

For the year ended December 31, 2010:
Interest rate swaps	Fixed rate fixed maturities	$(1,041)	$1,599	$558

For the year ended December 31, 2009:
Interest rate swaps	Fixed rate fixed maturities	$1,566	$(1,350)	$216

Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss) [Table Text Block]
2011
Accumulated other comprehensive income (loss), balance beginning of year	$--
Gains (losses) deferred in other comprehensive income (loss) on the effective portion of cash flow hedges	(628)
Amounts reclassified to investment related gains (losses), net	--
Amounts reclassified to investment income	(200)
Accumulated other comprehensive income (loss), balance end of period	$(828)

Schedule of Cash Flow Hedging Instruments, Statements of Financial Performance and Financial Position, Location [Table Text Block]
Derivatives in Cash Flow Hedging Relationships	Amount of Gains (Losses) Deferred in AOCI on Derivatives	Amount and Location of Gains (Losses) Reclassified from AOCI into Income (Loss)		Amount and Location of Gains (Losses) Recognized in Income (Loss) on Derivatives
	(Effective Portion)	(Effective Portion)		(Ineffective Portion and Amounts Excluded from Effectiveness Testing)
		Investment Related Gains (Losses)	Investment Income	Investment Related Gains (Losses)	Investment Income
Interest rate swaps	$(628)	$--	$200	$--	$--

Derivatives Hedging Instruments In Net Investment Hedging Relationships [Table Text Block]
	Derivative Gains (Losses) Deferred in AOCI
	For the year ended
Type of NIFO Hedge (1) (2)	2011	2010	2009

Foreign currency swaps	$4,858	$(41,302)	$(8,102)

(1)	There were no sales or substantial liquidations of net investments in foreign operations that would have required the reclassification of gains or losses from accumulated other comprehensive income (loss) into investment income during the periods presented.
(2)	There was no ineffectiveness recognized for the Company's hedges of net investments in foreign operations.

Changes In Estimated Fair Value Related To Embedded Derivatives [Table Text Block]
	2011	2010	2009
Embedded derivatives in modified coinsurance or funds withheld arrangements and variable annuity contracts included in investment
related gains (losses)	$(311,420)	$131,488	$331,091
After the associated amortization of DAC and taxes, the related
amounts included in net income	(37,829)	23,786	(15,659)
Amounts related to embedded derivatives in equity-indexed annuities
included in benefits and expenses	(114,921)	(44,988)	(71,222)
After the associated amortization of DAC and taxes, the related
amounts included in net income	(55,915)	(26,265)	(51,806)

Derivative Instruments Gain Loss By Income Statement Location [Table Text Block]
Non-hedging Derivatives

A summary of the effect of non-hedging derivatives, including embedded derivatives, on the Company’s consolidated statements of income for the years ended December 31, 2011, 2010 and 2009 is as follows (dollars in thousands):

		Gain (Loss) for the Years Ended December 31,
Type of Non-hedging Derivative	Income Statement Location of Gain (Loss)	2011	2010	2009
Interest rate swaps	Investment related gains (losses), net	$178,338	$68,736	$(160,716)
Financial futures	Investment related gains (losses), net	(945)	(44,959)	(72,641)
Foreign currency forwards	Investment related gains (losses), net	1,675	3,387	2
CPI swaps	Investment related gains (losses), net	1,821	962	2,234
Credit default swaps	Investment related gains (losses), net	(63)	4,786	13,654
Equity options	Investment related gains (losses), net	7,818	(3,006)	--
Embedded derivatives in:
Modified coinsurance or funds
withheld arrangements	Investment related gains (losses), net	(87,236)	160,274	78,394
Indexed annuity products	Policy acquisition costs and other insurance
	expenses	(24,551)	6,457	7,137
Indexed annuity products	Interest credited	(90,370)	(51,445)	(78,359)
Variable annuity products	Investment related gains (losses), net	(224,184)	(28,786)	252,697
Total non-hedging derivatives		$(237,697)	$116,406	$42,402

Credit Risk [Table Text Block]
	December 31, 2011	December 31, 2010
Estimated fair value of derivatives in net asset (liability) position	$227,399	$(29,801)
Securities pledged to counterparties as collateral(1)	27,052	48,223
Cash pledged from counterparties as collateral(2)	(241,480)	(10,300)
Securities pledged from counterparties as collateral(3)	(997)	(1,781)
Net credit exposure	$11,974	$6,341

Margin account related to exchange-traded futures(2)	$18,153	$16,285

(1)	Consists of U.S. Treasury securities, included in other invested assets.
(2)	Included in cash and cash equivalents.
(3)	Consists of U.S. Treasury securities.